EQUITY - Disclosure of changes in issued and outstanding share capital (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Beginning Balance	145,743,283	122,827,490
Issuance of shares in connection with 2019 private placement		19,460,527
Issuance of shares in connection with reverse acquisition		3,455,266
Ordinary shares issued as a result of Warrants and Compensation options exercised	12,679,075
Ordinary shares issued as a result of options exercises	640,770
Ending Balance	159,063,128	145,743,283